Financial liabilities - Interest-bearing loans (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Total non-current liabilities	€ 19,647	€ 14,627
Total current liabilities	7,323	5,052
Total non-current and current liabilities	26,970	19,679
Short term deposits pledged as security	1,500
Total loans
Financial liabilities
Total non-current liabilities	1,578	12,915
Total current liabilities	3,688	3,702
Secured bank loans
Financial liabilities
Total non-current liabilities	968	12,055
Total current liabilities	802	1,787
Short term deposits pledged as security	1,500
Secured bank loans | Trade receivables
Financial liabilities
Short term deposits pledged as security		10,901
Secured bank loans | Land charge as collateral for secured bank loan
Financial liabilities
Short term deposits pledged as security		19,910
Bank overdrafts
Financial liabilities
Total current liabilities	2,636	1,915
Municipal loans
Financial liabilities
Total non-current liabilities	610	860
Total current liabilities	250
Lease liabilities
Financial liabilities
Total non-current liabilities	18,069	1,712
Total current liabilities	3,635	1,350
Total non-current and current liabilities	€ 21,704	€ 3,062